Intangible Asset (Details) - Schedule of intangible asset - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of intangible asset [Abstract]
Production copyright	$ 2,204,928	$ 2,014,117
Less: accumulated amortization	(569,607)	(318,902)
Total intangible assets	$ 1,635,321	$ 1,695,215